Leases - (Lessee) Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Lease term	12 years
Operating lease cost	$ 11	$ 3
Operating lease payments	$ 5	$ 6
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term	2 months
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term	12 years